Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges
Balance on January 1	$ (4,583)	$ 60,720
Balance at December 31	0	(4,583)	$ 60,720
Hedge Reserve [Member]
Cash flow hedges
Balance on January 1	(4,583)	60,720	130,624
Changes in fair value	6,548	(102,873)	(120,038)
Amount reclassified to profit or loss		9,583	20,175
Changes in deferred tax asset	(1,965)	27,987	29,959
Balance at December 31	$ 0	$ (4,583)	$ 60,720